COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
COMMON STOCK

Note 12. COMMON STOCK

Common Stock

The Company has authorized a total of 100,000,000 shares of Common Stock, $0.007 par value per share. On June 4, 2024, the Company received stockholder approval to increase the number of authorized shares of Common Stock from 25,000,000 shares to 100,000,000 shares, and on June 5, 2024, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the increase. The Company has issued 13,424,648 shares of Common Stock, of which 415,282 are unvested restricted stock awards as of September 30, 2024, and 9,505,255 shares of Common Stock, of which 110,645 are unvested restricted stock awards as of December 31, 2023.

Note 11. COMMON STOCK

The Company has authorized a total of 25,000,000 shares of Common Stock, $0.007 par value per share. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 14,285,715 shares to 25,000,000 shares. The Company has issued 9,505,255 shares of Common Stock of which 110,645 are unvested restricted stock shares as of December 31, 2023, and 8,381,324 shares of Common Stock as of December 31, 2022.